Liquidity and Significant Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Significant Uncertainties

2. Liquidity, Uncertainties and Going Concern

The Company is subject to a number of risks similar to those of early stage commercial companies, including dependence on key individuals, the difficulties inherent in the development of a commercial market, the potential need to obtain additional capital necessary to fund the development of its products, and competition from larger companies. The Company expects that their sales performance and the resulting operating income or loss, as well as the status of each of their new product development programs, will significantly impact their cash requirements.

The Company has incurred losses each year since inception and has experienced negative cash flows from operations in each year since inception. As of June 30, 2016, the Company had $20.4 million in cash and cash equivalents and an accumulated deficit of $405.2 million. The Company’s restructured senior secured debt includes a liquidity covenant whereby the Company must maintain a cash balance greater than $5.0 million.

The Company’s cash balance will not be sufficient to satisfy the Company’s operations for the next 12 months from June 30, 2016 or maintain its liquidity covenant, which raises substantial doubt about the Company’s ability to continue as a going concern.

The Company expects that their actual sales performance and the resulting operating income or loss, as well as the status of each of their new product development programs, will significantly impact their cash management. The Company intends to maintain compliance with the liquidity covenant and fund future operations by raising additional capital. There can be no assurances that financing will be available on terms acceptable to the Company, or at all.

2. LIQUIDITY, UNCERTAINTIES AND GOING CONCERN

The Company is subject to a number of risks similar to those of early stage companies, including dependence on key individuals, the difficulties inherent in the development of a commercial market, the potential need to obtain additional capital necessary to fund the development of its products, and competition from larger companies.

The Company has incurred losses each year since inception and has experienced negative cash flows from operations in each year since inception. As of December 31, 2014 and 2015, the Company had an accumulated deficit of $310,677 and $377,872, respectively. In April 2015, the Company defaulted on its Senior Secured Debt resulting in its major lender calling the outstanding loan and accrued interest of $57,654 for immediate repayment. The Company entered into a series of forbearance agreements with the major lender which have deferred the repayment of the loan and accrued interest until April 30, 2016. As of December 31, 2015, the Company had $2,789 in cash and cash equivalents which will not be sufficient to fund the operations of the Company over the next twelve months from the balance sheet date. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The Company is actively pursuing additional sources of financing to fund its operations, including scheduled obligations, working capital and capital equipment requirements. These sources could include a private placement of the Company’s common stock, or additional issuances of debt or equity to new or existing investors. In addition, the Company is currently in negotiations with its major Senior Secured lender to restructure the debt. However, the Company can provide no assurances that these additional financings will be available on acceptable terms, or at all.

These consolidated financial statements have been prepared with the assumption that the Company will continue as a going concern and will be able to realize its assets and discharge its liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the inability of the Company to continue as a going concern.